Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders Equity
Accumulated other comprehensive loss comprises items that will not be recycled	$ 41.8	$ (12.7)
Accumulated other comprehensive loss comprises items that may be recycled	$ (93.6)	$ (129.2)